Financial Instruments and Risk Management, Credit risk (Details) - Credit risk [member] - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Credit risk [Abstract]
Maximum exposure to credit risk	$ 305.5	$ 65.4
Cash and cash equivalents and other long-term fixed deposits	$ 262.7	$ 47.4